Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Minimum Operating Lease Payments	Future minimum operating lease payments at December 31, 2017 are as follows:

(Millions)
2018	$46
2019	36
2020	30
2021	23
2022	18
Beyond 2022	25

Total minimum lease payments	$178

Warranty Accrual Table

Below is a table that shows the activity in the warranty accrual accounts:

	Year Ended December 31,
	2017	2016	2015
	(Millions)
Beginning Balance	$20	$23	$26
Accruals related to product warranties	16	12	15
Reductions for payments made	(10)	(15)	(18)

Ending Balance	$26	$20	$23